Debt (Details Narrative) - USD ($)												3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 25, 2021	Dec. 18, 2020	Nov. 11, 2020	Sep. 09, 2020	Aug. 17, 2020	Nov. 29, 2018	Sep. 27, 2018	Sep. 21, 2018	Sep. 01, 2017	Jun. 30, 2015	Apr. 15, 2015	Jun. 30, 2015	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	May 05, 2017	Mar. 01, 2017	Jan. 31, 2017	Nov. 30, 2016
Short-term Debt [Line Items]
Debt conversion, converted instrument, amount														$ 83,020
Remaining note balance													$ 0	$ 17,240	$ 100,260
New Loan [Member]
Short-term Debt [Line Items]
Initial amount of loan							$ 25,000
Additional loan amount							$ 250,000
ViaOne Services LLC [Member]
Short-term Debt [Line Items]
Debt instrument, face amount																	$ 1,000,000	$ 363,000	$ 225,000	$ 150,000
Debt instrument, convertible, conversion ratio													85.00%
Management fees									$ 25,000				$ 42,000
Conversion price													$ 0.001			$ 0.05
Debt conversion ratio													1.25
HGT Capital, LLC [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, amount		$ 40,126	$ 25,239	$ 11,822	$ 5,833
Debt conversion, converted instrument, shares	1,257,476	3,053,696	2,911,055	2,775,076	2,645,449
Remaining note balance	$ 17,240
Convertible Debt [Member] | HGT Capital, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, face amount											$ 100,000
Periodic payment received										$ 50,000		$ 50,000
Repayment of convertible debt										$ 50,000		$ 50,000
Due date											Oct. 16, 2016
Debt instrument interest rate											22.00%
Debt conversion description											It was convertible into shares of common stock any time after the maturity date at a conversion rate of 50% of the average of the five lowest closing bid prices of the Company’s common stock for the thirty trading days ending one trading day prior to the date the conversion notice was sent by the holder to the Company.
Debt instrument, convertible, conversion ratio											50.00%
Debt conversion, converted instrument, amount						$ 6,978
Debt conversion, converted instrument, shares						1,655,594
Debt conversion description											It was convertible into shares of common stock any time after the maturity date at a conversion rate of 50% of the average of the five lowest closing bid prices of the Company’s common stock for the thirty trading days ending one trading day prior to the date the conversion notice was sent by the holder to the Company.
Convertible Promissory Note [Member] | HGT Capital, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, face amount								$ 107,238
Debt instrument, convertible, conversion ratio								25.00%
Convertible Notes Payable [Member] | ViaOne Services LLC [Member]
Short-term Debt [Line Items]
Repayment of convertible debt													$ 1,000,000
Debt instrument interest rate													8.00%
Debt instrument, convertible, conversion ratio													85.00%